UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6102

MFS SERIES TRUST VI
(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Global Total Return Fund

M F S

INVESTMENT MANAGEMENT®

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Stocks – 59.0%

Aerospace – 2.3%

Lockheed Martin Corp.	89,030	$6,022,880

Northrop Grumman Corp.	76,830	4,773,448

United Technologies Corp.	43,050	2,512,829

		$13,309,157

Alcoholic Beverages – 0.5%

Diageo PLC	198,620	$2,963,457

Automotive – 2.3%

Autoliv, Inc.	31,200	$1,535,528

Bayerische Motoren Werke AG	67,300	3,050,168

Compagnie Generale des Etablissements Michelin	24,190	1,447,355

Hyundai Mobis	14,770	1,284,856

Nissan Motor Co. Ltd.	230,300	2,599,256

PSA Peugeot Citroen S.A.	24,710	1,470,046

Renault S.A.	21,360	2,020,403

		$13,407,612

Banks & Credit Companies – 9.2%

Aiful Corp.	24,850	$1,682,801

American Express Co.	32,250	1,691,513

Bank of America Corp.	174,356	7,711,766

BNP Paribas	32,700	2,921,861

Citigroup, Inc.	111,006	5,170,659

Credit Agricole S.A.	109,520	3,873,069

DNB Holding A.S.A.	128,000	1,434,880

Fannie Mae	56,760	3,288,674

Freddie Mac	14,650	994,149

ING Groep N.V.	78,430	2,804,154

Irish Life & Permanent PLC	64,950	1,387,625

Nordea Bank AB	136,120	1,466,298

PNC Financial Services Group, Inc.	37,290	2,418,629

Royal Bank of Scotland Group PLC	103,985	3,227,228

Shinhan Financial Group Co. Ltd.	40,280	1,722,623

Shinsei Bank Ltd.	324,000	2,166,372

SunTrust Banks, Inc.	48,620	3,473,899

Takefuji Corp.	63,040	3,805,416

Wells Fargo & Co.	19,100	1,191,076

		$52,432,692

Broadcast & Cable TV – 1.4%

CBS Corp., "B"	31,503	$823,173

Nippon Television Network Corp.	8,620	1,206,527

PagesJaunes Groupe S.A.	76,350	1,947,192

Premiere AG(n)	34,040	587,600

Viacom, Inc., "B"(n)	31,473	1,305,500

Walt Disney Co.	40,200	1,017,462

WPP Group PLC	83,860	933,360

		$7,820,814

Brokerage & Asset Managers – 2.1%

Franklin Resources, Inc.	13,490	$1,328,765

Goldman Sachs Group, Inc.	43,370	6,126,013

Lehman Brothers Holdings, Inc.	10,410	1,462,085

Mellon Financial Corp.	51,540	1,817,816

Merrill Lynch & Co., Inc.	19,290	1,448,100

		$12,182,779

		1

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Business Services – 0.5%

Accenture Ltd., "A"	82,150	$2,590,190

Chemicals – 1.8%

Dow Chemical Co.	33,330	$1,409,859

E.I. du Pont de Nemours & Co.	36,170	1,416,056

Nalco Holding Co.(n)	41,830	771,764

PPG Industries, Inc.	35,540	2,114,630

Syngenta AG	34,580	4,401,559

		$10,113,868

Computer Software – 0.2%

Oracle Corp.(n)	108,550	$1,364,474

Construction – 1.7%

Buzzi Unicem S.p.A.	32,110	$600,800

Geberit AG	2,420	2,204,567

Italcementi S.p.A.	114,670	1,497,839

Masco Corp.	151,780	4,500,277

Sherwin-Williams Co.	15,330	810,957

		$9,614,440

Consumer Goods & Services – 0.6%

Unicharm Corp.	72,500	$3,434,227

Electrical Equipment – 0.4%

Cooper Industries Ltd., "A"	18,620	$1,520,323

W.W. Grainger, Inc.	13,870	983,799

		$2,504,122

Electronics – 2.0%

Canon, Inc.	38,200	$2,312,479

Intel Corp.	60,700	1,291,089

OMRON Corp.	56,100	1,326,292

Ricoh Co. Ltd.	106,000	1,826,258

Royal Philips Electronics N.V.	30,860	1,043,624

Samsung Electronics Co. Ltd.	4,420	3,407,545

		$11,207,287

Energy - Independent – 2.0%

CNOOC Ltd.	2,206,500	$1,848,788

Devon Energy Corp.	24,380	1,662,960

EnCana Corp.	52,850	2,626,073

EOG Resources, Inc.	17,750	1,500,585

Norsk Hydro A.S.A.	32,220	3,958,505

		$11,596,911

Energy - Integrated – 4.3%

Amerada Hess Corp.	15,830	$2,450,484

BP PLC, ADR	79,036	5,715,093

Chevron Corp.	23,951	1,422,210

ConocoPhillips	65,390	4,230,733

LUKOIL, ADR(l)	25,170	1,925,505

TOTAL S.A., ADR(l)	63,720	8,814,388

		$24,558,413

Food & Drug Stores – 1.2%

Carrefour S.A.	71,560	$3,385,235

Lawson, Inc.	35,800	1,426,429

		2

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Food & Drug Stores – continued

William Morrison Supermarkets PLC	654,020	$2,181,435

		$6,993,099

Food & Non-Alcoholic Beverages – 2.7%

Archer Daniels Midland Co.	38,160	$1,202,040

H.J. Heinz Co.	27,750	941,835

Kellogg Co.	40,910	1,755,039

Kirin Beverage Corp.	53,700	1,223,637

Nestle S.A.	24,342	7,150,159

Nong Shim Co. Ltd.	2,353	725,607

Sara Lee Corp.	45,530	832,288

Unilever PLC	176,300	1,858,444

		$15,689,049

Forest & Paper Products – 0.3%

International Paper Co.	49,140	$1,603,438

Health Maintenance Organizations – 0.2%

CIGNA Corp.	7,530	$915,648

Insurance – 3.1%

Allstate Corp.	83,560	$4,349,298

Aviva PLC	212,340	2,728,824

Benfield Group PLC	161,990	1,041,605

Chubb Corp.	9,720	917,082

Hartford Financial Services Group, Inc.	24,510	2,015,457

Jardine Lloyd Thompson Group PLC	150,810	1,231,985

MetLife, Inc.	103,480	5,190,557

		$17,474,808

Leisure & Toys – 0.4%

Heiwa Corp.	65,600	$911,462

Nintendo Co. Ltd.	9,600	1,320,713

		$2,232,175

Machinery & Tools – 1.3%

ASSA ABLOY AB, "B"	107,970	$1,742,817

Deere & Co.	53,530	3,841,313

Illinois Tool Works, Inc.	18,530	1,561,894

		$7,146,024

Metals & Mining – 0.6%

Anglo American PLC	95,320	$3,672,379

Natural Gas - Distribution – 0.8%

Tokyo Gas Co. Ltd.	930,000	$4,333,718

Network & Telecom – 0.3%

Cisco Systems, Inc.(n)	65,050	$1,207,979

ZTE Corp.	132,800	528,964

		$1,736,943

Oil Services – 0.4%

Noble Corp.	10,830	$871,165

Vallourec S.A.	2,380	1,671,739

		$2,542,904

Pharmaceuticals – 4.2%

Abbott Laboratories	40,530	$1,748,870

Astellas Pharma, Inc.	50,300	2,085,888

		3

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Pharmaceuticals – continued

AstraZeneca PLC	44,650	$2,167,800

GlaxoSmithKline PLC	77,700	1,992,919

Johnson & Johnson	85,450	4,916,793

Merck & Co., Inc.	93,210	3,215,745

Sanofi-Aventis	26,040	2,391,751

Schering AG	22,270	1,526,315

Tanabe Seiyaku Co. Ltd.	184,000	1,976,008

Wyeth	46,650	2,157,563

		$24,179,652

Railroad & Shipping – 0.7%

Burlington Northern Santa Fe Corp.	15,110	$1,210,613

Canadian National Railway Co.	30,975	2,799,830

		$4,010,443

Specialty Chemicals – 0.9%

Air Products & Chemicals, Inc.	27,400	$1,690,306

L'Air Liquide S.A.	15,970	3,289,432

		$4,979,738

Specialty Stores – 0.6%

Gap, Inc.	88,030	$1,592,463

NEXT PLC	50,740	1,568,407

		$3,160,870

Telecommunications - Wireless – 1.4%

KDDI Corp.	296	$1,569,151

Vodafone Group PLC	3,036,623	6,391,203

		$7,960,354

Telephone Services – 2.7%

Deutsche Telekom AG	124,890	$1,981,015

France Telecom S.A.	86,500	1,971,232

KT Freetel Co. Ltd.	55,390	1,358,970

Sprint Nextel Corp.	185,770	4,252,275

Telecom Corp. of New Zealand Ltd.	336,290	1,304,782

Telenor A.S.A.	149,930	1,505,876

Verizon Communications, Inc.	88,290	2,795,261

		$15,169,411

Tobacco – 1.8%

Altria Group, Inc.	74,170	$5,365,458

British American Tobacco PLC	157,740	3,564,743

Swedish Match AB	125,380	1,581,902

		$10,512,103

Trucking – 0.7%

TNT N.V.	126,920	$4,174,756

Utilities - Electric Power – 3.4%

Dominion Resources, Inc.	64,150	$4,845,250

E.ON AG	29,010	3,246,539

Endesa S.A.	51,980	1,499,686

FPL Group, Inc.	36,190	1,512,380

Iberdrola S.A.	55,780	1,590,986

Severn Trent PLC	72,350	1,478,880

Suez S.A.	98,101	3,635,246

		4

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Stocks – continued

Utilities - Electric Power – continued

TXU Corp.		34,510	$1,747,586

			$19,556,553

Total Stocks			$337,144,508

Bonds – 32.1%

Asset Backed & Securitized – 2.5%

Commercial Mortgage Asset Trust, FRN, 0.8872%, 2032(a)(i)		$17,931,321	$802,961

Commercial Mortgage Pass-Through Certificate, FRN, 4.66%, 2017(a)		1,400,000	1,399,793

Commercial Mortgage Pass-Through Certificates, FRN, 4.67%, 2017(a)		2,100,000	2,098,860

Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031		318,816	325,645

First Union National Bank Commercial Mortgage Trust, FRN, 0.9542%, 2043(a)(i)		26,220,271	1,041,320

IMPAC CMB Trust, FRN, 4.88%, 2036		2,090,672	2,090,672

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2129%, 2041		1,870,062	1,870,052

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.67%, 2046		912,088	912,713

Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 4.63%, 2018(a)		2,150,000	2,149,901

Wachovia Bank Commercial Mortgage Trust, FRN, 4.76%, 2015(a)		382,221	382,375

Wachovia Bank Commercial Mortgage Trust, FRN, 4.71%, 2015(a)		1,444,035	1,445,114

			$14,519,406

Emerging Market Quasi-Sovereign – 0.4%

Gaz Capital S.A., 8.625%, 2034		$450,000	$568,710

Pemex Project Funding Master Trust, 8.625%, 2022		438,000	535,017

Petronas Capital Ltd., 7.875%, 2022		1,086,000	1,334,388

			$2,438,115

Emerging Market Sovereign – 0.5%

Republic of Bulgaria, 8.25%, 2015		$901,000	$1,077,866

State of Qatar, 9.75%, 2030		432,000	659,880

United Mexican States, 6.375%, 2013		304,000	321,936

United Mexican States, 6.625%, 2015		21,000	22,680

United Mexican States, 8.125%, 2019		700,000	854,000

			$2,936,362

International Market Quasi-Sovereign – 3.6%

Development Bank of Japan, 1.4%, 2012	JPY	314,000,000	$2,726,308

Development Bank of Japan, 1.6%, 2014	JPY	1,050,000,000	9,137,671

KfW Bankengruppe, FRN, 2.328%, 2007	EUR	5,413,000	6,583,272

Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	1,939,000	2,360,233

			$20,807,484

International Market Sovereign – 19.8%

Federal Republic of Germany, 3.5%, 2008	EUR	2,172,000	$2,674,046

Federal Republic of Germany, 5.25%, 2010	EUR	1,677,000	2,211,384

Federal Republic of Germany, 3.75%, 2015	EUR	3,652,000	4,547,475

Federal Republic of Germany, 6.25%, 2024	EUR	4,148,000	6,731,274

Federal Republic of Germany, 6.25%, 2030	EUR	5,136,000	8,716,581

Government of Canada, 4.5%, 2015	CAD	1,239,000	1,110,338

Government of New Zealand, 6.5%, 2013	NZD	11,146,000	7,935,083

Government of New Zealand, 6%, 2015	NZD	3,061,000	2,122,484

Government of New Zealand, 6%, 2017	NZD	2,433,000	1,691,019

Kingdom of Belgium, 3.75%, 2009	EUR	2,314,000	2,871,604

Kingdom of Belgium, 5%, 2012	EUR	2,086,000	2,785,595

Kingdom of Netherlands, 5.75%, 2007	EUR	1,711,000	2,146,103

Kingdom of Netherlands, 5%, 2012	EUR	1,496,855	1,997,141

Kingdom of Spain, 6%, 2008	EUR	2,882,000	3,707,598

Kingdom of Spain, 5.35%, 2011	EUR	3,246,000	4,367,718

			5

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

International Market Sovereign – continued

Quebec Province, 1.6%, 2013	JPY	305,000,000	2,649,621

Republic of Austria, 5%, 2012	EUR	2,939,000	3,924,639

Republic of Finland, 3%, 2008	EUR	4,289,000	5,221,441

Republic of Finland, 5.375%, 2013	EUR	1,297,000	1,784,196

Republic of France, 4.75%, 2007	EUR	1,612,000	2,012,912

Republic of France, 4.75%, 2012	EUR	1,503,000	1,983,477

Republic of France, 6%, 2025	EUR	2,346,000	3,761,289

Republic of Ireland, 4.25%, 2007	EUR	3,268,000	4,064,866

Republic of Ireland, 4.6%, 2016	EUR	664,000	884,248

United Kingdom Treasury, 5.75%, 2009	GBP	9,318,000	17,467,677

United Kingdom Treasury, 5%, 2012	GBP	1,822,000	3,383,703

United Kingdom Treasury, 8%, 2015	GBP	4,442,000	10,401,511

			$113,155,023

Mortgage Backed – 0.2%

Freddie Mac, 5%, 2024		$1,111,057	$1,106,406

Municipals – 0.8%

Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015		$1,625,000	$1,771,315

Massachusetts State Water Resources Authority, "A", MBIA, 5.25%, 2015		675,000	748,994

New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems
Rev., "D", 5%, 2037		1,775,000	1,832,528

			$4,352,837

Supranational – 0.4%

Inter-American Development Bank, 1.9%, 2009	JPY	240,000,000	$2,142,371

U.S. Government Agencies – 2.2%

Aid to Egypt, 4.45%, 2015		265,000	$257,315

Fannie Mae, 4.25%, 2007		2,910,000	2,883,365

Freddie Mac, 4.2%, 2007		2,523,000	2,495,719

Small Business Administration, 4.76%, 2025		1,461,000	1,425,477

Small Business Administration, 5.09%, 2025		236,000	234,998

Small Business Administration, 5.36%, 2025		2,238,000	2,261,535

Small Business Administration, 5.21%, 2026		2,780,000	2,785,808

			$12,344,217

U.S. Treasury Obligations – 1.7%

U.S. Treasury Bonds, TIPS, 2.375%, 2025		$2,695,873	$2,849,305

U.S. Treasury Notes, 3.125%, 2008		2,314,000	2,233,913

U.S. Treasury Notes, 4.25%, 2013		1,587,000	1,556,374

U.S. Treasury Notes, TIPS, 2%, 2016(f)		2,952,956	2,955,606

			$9,595,198

Total Bonds			$183,397,419

Preferred Stock – 0.4%

Chemicals – 0.4%

Henkel KGaA		17,950	$2,013,829

		Par Amount
Issue/Strike Price/Expiration		of Contracts	Value ($)

Call Options Purchased – 0%

JPY - February 2006 @ $0.01	JPY	786,927,000	$1,574

JPY - February 2006 @ KRW 8.56	JPY	268,600,000	$0

EUR - February 2006 @ $1.20	EUR	4,682,400	665

Total Call Options Purchased			$2,239

			6

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issue/Strike Price/Expiration	Number of Contracts	Value ($)

Put Options Purchased – 0%

U.S. Treasury Notes 10 Year Futures - February 2006 @ $108.00	62	$21,313

Issuer	Shares/Par	Value ($)

Short-Term Obligations – 8.0%(y)

CRC Funding LLC, 4.48%, due 2/01/06(t)	$22,721,000	$22,721,000

General Electric Co., 4.48%, due 2/01/06	22,781,000	22,781,000

Total Short-Term Obligations		$45,502,000

Collateral for Securities Loaned – 8.4%

Morgan Stanley Repurchase Agreement, 4.52%, dated 1/31/06, due 2/01/06, total to be received $37,964,755 (secured by various U.S. Treasury and
Federal Agency obligations in an individually traded account)	37,959,989	$37,959,989

Navigator Securities Lending Prime Portfolio	9,829,900	9,829,900

Total Collateral for Securities Loaned, at Net Asset Value		$47,789,889

Total Investments (k)		$615,871,197

Other Assets, Less Liabilities – (7.9)%		(44,922,710)

Net Assets – 100.0%		$570,948,487

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
Securities Act of 1933.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of January, 31, 2006, the fund had one security representing $3,289,432 and 0.6% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
MBIA	MBIA Insurance Corp.
TIPS	Treasury Inflation Protected Security.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

MFS Global Total Return Fund

Supplemental Schedules (Unaudited) 01/31/06

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$545,504,375
Gross unrealized appreciation	$79,591,227
Gross unrealized depreciation	(9,224,405)
Net unrealized appreciation (depreciation)	$70,366,822

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments Derivatives

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

			In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
	Contracts to Deliver/Receive
		Settlement Date

Sales
AUD	6,623,028	2/06/06 - 2/07/06	$4,926,416	$5,009,135	$(82,719)
CAD	1,308,031	3/20/06	1,133,063	1,146,830	(13,767)
EUR	10,620,519	2/13/06 - 4/18/06	12,548,269	12,947,670	(399,401)
GBP	10,873,843	3/30/06	19,401,219	19,398,273	2,946
JPY	137,874,115	2/13/06 - 3/13/06	1,215,985	1,184,638	31,347
KRW	110,394,833	2/13/06	112,965	115,041	(2,076)
NOK	16,799,223	3/13/06 -6/08/06	2,567,676	2,535,812	31,864
NZD	23,000,257	2/07/06	16,092,859	15,757,721	335,138
SEK	17,745,013	2/06/06 - 3/13/06	2,290,294	2,342,218	(51,924)
			$60,288,746	$60,437,338	$(148,592)
Purchases
AUD	3,127,704	2/07/06	$2,329,004	$2,365,518	$36,514
CAD	3,631,426	3/17/06 - 3/20/06	3,143,738	3,183,815	40,077
CHF	1,449,722	2/16/06	1,137,728	1,137,418	(310)
DKK	13,478,719	3/13/06	2,198,812	2,203,636	4,824
EUR	12,878,578	2/13/06 - 3/20/06	15,513,279	15,704,188	190,909
GBP	765,330	3/30/06	1,352,197	1,365,302	13,105
JPY	4,621,171,841	2/13/06 - 3/20/06	40,750,529	39,755,086	(995,443)
KRW	110,394,833	2/13/06	111,991	115,041	3,050
NOK	18,188,156	3/13/06	2,750,426	2,743,866	(6,560)
NZD	5,463,878	2/07/06	3,720,901	3,743,361	22,460
SEK	49,002,772	2/06/06 - 3/13/06	6,254,903	6,466,752	211,849
			$79,263,508	$78,783,983	$(479,525)
					8

MFS Global Total Return Fund

Supplemental Schedules (Unaudited) 01/31/06 - continued

At January 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded a net payable of
$113,107 with Merrill Lynch International.

Futures Contracts
				Unrealized
			Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)

Japan Government Bonds 10 Year (Long)	9	$10,526,356	Mar-06	$(8,214)

At January 31, 2006, the fund had sufficient cash and/or securities to cover any margin requirements under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2006, are as follows:

United States	33.8%
Great Britain	13.0%
Japan	8.2%
France	8.2%
Germany	8.1%
Switzerland	2.4%
New Zealand	2.3%
Netherlands	2.1%
Indonesia	2.0%
Other	19.95

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                                                                                                                                          9

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Global Equity Fund

M F S

INVESTMENT MANAGEMENT®

MFS Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Stocks – 99.0%

Alcoholic Beverages – 2.0%

Diageo PLC	702,987	$10,488,731

Pernod Ricard S.A.	21,100	3,929,973

		$14,418,704

Apparel Manufacturers – 1.9%

LVMH Moet Hennessy Louis Vuitton S.A.	105,770	$9,560,369

Nike, Inc., "B"	50,300	4,071,785

		$13,632,154

Automotive – 3.8%

Bayerische Motoren Werke AG	76,200	$3,453,534

Bridgestone Corp.(l)	304,000	6,199,307

Harley-Davidson, Inc.(l)	161,460	8,642,954

Toyota Motor Corp.	173,400	9,014,339

		$27,310,134

Banks & Credit Companies – 10.2%

American Express Co.	260,180	$13,646,441

Banco Bilbao Vizcaya Argentaria S.A.(l)	397,160	8,035,487

Bangkok Bank Public Co. Ltd.	1,212,500	3,864,045

Credit Agricole S.A.(l)	158,100	5,591,054

Erste Bank der oesterreichischen Sparkassen AG	113,620	6,348,676

OTP Bank Ltd., GDR	47,860	3,302,340

Powszechna Kasa Oszczednosci Bank Polski S.A.	168,410	1,694,611

PT Bank Central Asia Tbk.	7,060,000	2,732,198

Shinsei Bank Ltd.	830,000	5,549,656

UBS AG	124,317	13,535,474

UniCredito Italiano S.p.A.	1,105,720	7,908,038

		$72,208,020

Biotechnology – 1.3%

Gilead Sciences, Inc.(n)	150,250	$9,145,718

Broadcast & Cable TV – 3.2%

CBS Corp., "B"	158,405	$4,139,123

Viacom, Inc., "B"(n)	158,405	6,570,639

Walt Disney Co.	476,490	12,059,962

		$22,769,724

Brokerage & Asset Managers – 2.4%

Goldman Sachs Group, Inc.	79,910	$11,287,288

Julius Baer Holding Ltd.	70,816	5,696,787

		$16,984,075

Business Services – 2.3%

Accenture Ltd., "A"	331,230	$10,443,682

DST Systems, Inc.(l)(n)	98,400	5,575,344

		$16,019,026

Chemicals – 1.5%

3M Co.	142,270	$10,350,142

Computer Software – 2.1%

Oracle Corp.(n)	956,800	$12,026,976

Symantec Corp.(n)	145,210	2,668,960

		$14,695,936

Computer Software - Systems – 1.1%

Dell, Inc.(n)	276,780	$8,112,422

		1

MFS Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Consumer Goods & Services – 8.0%

Alberto-Culver Co.	104,800	$4,642,640

Colgate-Palmolive Co.	63,300	3,474,537

Estee Lauder Cos., Inc., "A"	217,100	7,917,637

Kao Corp.	133,000	3,843,701

L'Oreal S.A.(l)	69,570	5,657,364

Procter & Gamble Co.	120,594	7,142,783

Reckitt Benckiser PLC	726,200	23,910,996

		$56,589,658

Electrical Equipment – 2.4%

Nitto Denko Corp.	26,400	$2,241,477

Schneider Electric S.A.(l)	142,606	14,929,730

		$17,171,207

Electronics – 6.1%

Canon, Inc.	144,800	$8,765,628

Intel Corp.	495,700	10,543,539

OMRON Corp.(l)	74,900	1,770,754

Ricoh Co. Ltd.	308,000	5,306,485

Samsung Electronics Co. Ltd.	22,310	17,199,621

		$43,586,027

Energy - Integrated – 5.0%

BP PLC	602,380	$7,263,183

Chevron Corp.	146,500	8,699,170

Exxon Mobil Corp.	116,000	7,279,000

TOTAL S.A.	43,720	12,092,168

		$35,333,521

Food & Drug Stores – 1.2%

Tesco PLC	1,474,580	$8,363,830

Food & Non-Alcoholic Beverages – 4.0%

General Mills, Inc.(l)	70,400	$3,422,144

Nestle S.A.	67,794	19,913,641

PepsiCo, Inc.	92,020	5,261,704

		$28,597,489

Gaming & Lodging – 2.8%

Hilton Group PLC	1,855,420	$12,054,564

William Hill Organization Ltd.	766,580	7,807,344

		$19,861,908

General Merchandise – 1.2%

Wal-Mart Stores, Inc.	188,720	$8,701,879

Insurance – 5.2%

Assicurazioni Generali S.p.A.(l)	205,400	$7,113,747

AXA	364,700	12,386,701

Lincoln National Corp.	90,500	4,934,965

QBE Insurance Group Ltd.(l)	351,310	5,142,234

Swiss Reinsurance Co.	99,100	7,378,259

		$36,955,906

Leisure & Toys – 1.0%

Nintendo Co. Ltd.	50,800	$6,988,773

Machinery & Tools – 1.6%

Atlas Copco AB, "A"	130,560	$3,070,867

		2

MFS Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Machinery & Tools – continued

Sandvik AB(l)	163,120	$8,038,803

		$11,109,670

Medical Equipment – 4.8%

DENTSPLY International, Inc.	96,760	$5,196,012

Fisher Scientific International, Inc.(l)(n)	152,380	10,189,651

Medtronic, Inc.	88,280	4,985,172

Smith & Nephew PLC	494,400	4,920,649

Waters Corp.(n)	207,450	8,702,527

		$33,994,011

Natural Gas - Distribution – 0.5%

Tokyo Gas Co. Ltd.(l)	832,000	$3,877,047

Network & Telecom – 0.4%

Ericsson, Inc., "B"	787,030	$2,841,544

Oil Services – 0.4%

Noble Corp.	33,180	$2,668,999

Pharmaceuticals – 10.9%

AstraZeneca PLC	135,720	$6,589,337

Chugai Pharmaceutical Co. Ltd.(l)	33,600	683,750

Eli Lilly & Co.	225,370	12,760,449

GlaxoSmithKline PLC	267,500	6,861,079

Johnson & Johnson	260,880	15,011,035

Roche Holding AG	95,500	15,110,641

Sanofi-Aventis(l)	151,740	13,937,183

Schering AG	95,730	6,561,032

		$77,514,506

Printing & Publishing – 0.5%

Reed Elsevier N.V.	254,340	$3,582,315

Railroad & Shipping – 0.8%

Canadian National Railway Co.	64,793	$5,856,639

Specialty Chemicals – 4.2%

Asahi Glass Co. Ltd.(l)	600,000	$8,700,782

L'Air Liquide S.A., Bearer Shares(l)	67,710	13,946,617

Praxair, Inc.	136,020	7,165,534

		$29,812,933

Specialty Stores – 2.2%

Esprit Holdings Ltd.	499,500	$4,342,974

Home Depot, Inc.	117,620	4,769,491

NEXT PLC	208,480	6,444,254

		$15,556,719

Telecommunications - Wireless – 1.1%

Hutchison Telecommunications International Ltd.(n)	4,753,000	$8,026,181

Telephone Services – 0.8%

Singapore Telecommunications Ltd.	3,501,500	$5,484,082

Utilities - Electric Power – 2.1%

E.ON AG	70,800	$7,923,302

Iberdrola S.A.(l)	241,970	6,901,596

		$14,824,898

Total Stocks		$702,945,797

		3

MFS Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Short-Term Obligation– 1.8%

General Electric Co., 4.48%, due 2/01/06(y)	$12,546,000	$12,546,000

Collateral for Securities Loaned – 10.8%

Morgan Stanley Repurchase Agreement, 4.52%, dated 1/31/06, due 2/01/06, total to be received $62,630,603 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account)	$62,622,740	$62,622,740

Navigator Securities Lending Prime Portfolio	14,207,410	14,207,410

Total Collateral for Securities Loaned		$76,830,150

Total Investments		$792,321,947

Other Assets, Less Liabilities – (11.6)%		(82,422,289)

Net Assets – 100.0%		$709,899,658

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviation is used in the Portfolio of Investments and is defined:
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

                                                                                                                                                                     4

MFS Global Equity Fund

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$618,063,813
Gross unrealized appreciation	$182,981,434
Gross unrealized depreciation	(8,723,300)
Net unrealized appreciation (depreciation)	$174,258,134

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2006, are as follows:

United States	36.9%
Great Britain	13.3%
France	13.0%
Japan	8.9%
Switzerland	8.7%
Germany	2.5%
South Korea	2.4%
Italy	2.1%
Spain	2.1%
Other	10.1%

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                                                                                                                                                                                       5

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Utilities Fund

MFS℠
INVESTMENT MANAGEMENT®

MFS Utilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Stocks – 91.1%

Broadcast & Cable TV – 6.1%

Cablevision Systems Corp., "A"(n)	218,300	$5,370,177

Citadel Broadcasting Corp.(l)	691,240	8,502,252

Comcast Corp., "Special A"(l)(n)	1,089,900	30,212,028

Grupo Televisa S.A., ADR	342,400	28,607,520

News Corp., "A"	733,300	11,556,808

TV Azteca S.A. de C.V.	18,596,000	12,610,477

Viacom, Inc., "B"(n)	319,550	13,254,934

Walt Disney Co.	145,100	3,672,481

		$113,786,677

Energy - Independent – 1.4%

Anadarko Pete Corp.	8,700	$938,034

Nexen Inc.	7,100	407,682

Occidental Petroleum Corp.	81,100	7,924,281

Rosetta Resources, Inc.(a)(n)	895,410	16,117,380

		$25,387,377

Energy - Integrated – 4.5%

Amerada Hess Corp.	127,900	$19,798,920

Chevron Corp.	150,700	8,948,566

ConocoPhillips	28,000	1,811,600

Exxon Mobil Corp.	199,700	12,531,175

MDU Resources Group, Inc.(l)	693,050	25,088,410

TOTAL S.A.(l)	55,900	15,460,938

		$83,639,609

Natural Gas - Distribution – 4.2%

AGL Resources, Inc.	804,425	$28,782,327

Energen Corp.	528,200	20,610,364

ONEOK, Inc.(l)	32,800	926,928

Questar Corp.(l)	358,300	29,194,284

		$79,513,903

Natural Gas - Pipeline – 5.1%

El Paso Corp.(l)	1,417,800	$19,083,588

Enagas S.A.(l)	1,568,655	29,770,714

Williams Cos., Inc.	1,979,150	47,182,936

		$96,037,238

Oil Services – 3.6%

ENSCO International, Inc.	141,900	$7,253,928

GlobalSantaFe Corp.	497,700	30,384,585

National-Oilwell Varco, Inc.(n)	37,800	2,875,446

Noble Corp.	105,400	8,478,376

Pride International, Inc.(n)	252,200	8,905,182

Smith International, Inc.	211,700	9,526,500

		$67,424,017

Telecommunications - Wireless – 2.5%

Alamosa Holdings, Inc.(l)(n)	227,640	$4,265,974

America Movil S.A. de C.V., "L", ADR	345,400	11,650,342

Hutchison Telecommunications International Ltd.(n)	3,104,000	5,241,587

Vodafone Group PLC	12,177,151	25,629,340

		$46,787,243

Telephone Services – 12.2%

Alltel Corp.	246,500	$14,797,395

AT&T, Inc.	349,300	9,064,335

		1

MFS Utilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Telephone Services – continued

Citizens Communications Co.(l)	1,970,500	$24,178,035

FastWeb S.p.A.(n)(l)	452,829	21,950,842

France Telecom S.A.	1,163,910	26,524,117

KT Freetel Co. Ltd.	456,430	11,198,315

NTL, Inc.(n)	149,100	9,430,575

Philippine Long Distance Telephone Co.	51,600	1,838,080

Sprint Nextel Corp.	2,030,000	46,466,700

Telecom Corp. of New Zealand Ltd.(l)	2,566,427	9,957,559

Telekomunikacja Polska S.A., GDR	121,400	898,360

Telenor A.S.A.	2,456,100	24,668,729

Telus Corp.	725,240	28,486,355

		$229,459,397

Utilities - Electric Power – 51.5%

AES Corp.(n)	4,045,700	$68,938,728

AES Tiete S.A., IPS	578,838,500	14,686,244

Ameren Corp.(l)	139,600	7,086,096

AWG PLC	598,300	11,952,170

CMS Energy Corp.(l)(n)	2,011,600	29,107,852

Constellation Energy Group, Inc.	1,144,500	66,690,015

CPFL Energia S.A., ADR(l)	469,560	20,120,646

Dominion Resources, Inc.	312,700	23,618,231

DPL, Inc.(l)	647,800	16,609,592

DTE Energy Co.(l)	473,400	19,977,480

Duke Energy Corp.(l)	414,300	11,745,405

E.ON AG	242,307	27,116,830

Edison International	770,200	33,750,164

Endesa S.A.(l)	542,001	15,637,385

Enel S.p.A.	2,524,940	21,408,581

Energy East Corp.(l)	26,200	651,070

Enersis S.A., ADR(l)	626,800	7,596,816

Entergy Corp.	289,600	20,130,096

Exelon Corp.	1,090,300	62,605,026

FirstEnergy Corp.	829,100	41,537,910

Fortum Corp.	806,560	18,056,522

FPL Group, Inc.	1,059,100	44,259,789

Iberdrola S.A.	304,400	8,682,257

International Power PLC	7,364,801	35,632,024

Mirant Corp.(n)	32,700	915,600

NRG Energy, Inc.(n)	1,949,700	94,112,019

Oesterreichische Elektrizitaetswirtschafts AG (Verbund), "A"(l)	8,200	3,673,477

PNM Resources, Inc.	35,700	877,149

PPL Corp.	1,530,700	46,119,991

RWE AG	402,000	33,189,410

SCANA Corp.(l)	256,700	10,311,639

Scottish & Southern Energy PLC	306,200	5,838,383

SP Ausnet(n)	7,351,170	7,229,033

Suez S.A.(l)	671,022	24,865,495

Tractebel Energia S.A.	412,960	2,914,902

TXU Corp.	1,622,900	82,183,656

Veolia Environment	103,450	5,246,449

Xcel Energy, Inc.(l)	953,900	18,524,738

		$963,598,870

Total Stocks		$1,705,634,331

		2

MFS Utilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – 3.4%

Asset Backed & Securitized – 0%

Falcon Franchise Loan LLC, FRN, 3.0686%, 2023(a)(i)	$4,096,251	$477,026

Network & Telecom – 0.2%

Citizens Communications Co., 9%, 2031	$3,422,000	$3,524,660

Telecommunications - Wireless – 0.3%

Rogers Wireless, Inc., 8%, 2012	$4,765,000	$5,050,900

Utilities - Electric Power – 2.9%

Beaver Valley Funding Corp., 9%, 2017	$3,147,000	$3,636,736

CMS Energy Corp., 8.5%, 2011	6,080,000	6,604,400

Empresa Nacional de Electricidad S.A., 8.35%, 2013	3,010,000	3,393,450

Enersis S.A., 7.375%, 2014	6,840,000	7,294,443

NRG Energy, Inc., 7.25%, 2014	10,275,000	10,416,281

PSEG Energy Holdings LLC, 8.625%, 2008	7,271,000	7,652,728

TXU Corp., 5.55%, 2014	7,271,000	6,827,774

TXU Corp., 6.5%, 2024	9,102,000	8,444,872

TXU Eastern Funding Co., 6.75%, 2009(d)	793,000	71,370

		$54,342,054

Total Bonds		$63,394,640

Convertible Preferred Stocks – 3.9%

Natural Gas - Distribution – 0.2%

Southern Union Co., 5%(l)	82,180	$4,154,199

Natural Gas - Pipeline – 1.2%

El Paso Corp., 4.99%(a)	18,000	$21,420,000

Utilities - Electric Power – 2.5%

Entergy Corp., 7.625%	687,780	$34,134,521

PNM Resources, Inc., 6.75%	281,900	13,356,422

		$47,490,943

Total Convertible Preferred Stocks		$73,065,142

Short-Term Obligation – 2.8%

General Electric Co., 4.48%, due 2/01/06 (y)	$52,401,000	$52,401,000

Collateral for Securities Loaned – 7.8%

Morgan Stanley, 4.52%, dated 1/31/2006, due 2/1/2006, total to be received
$55,774,531 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account)	55,767,529	$55,767,529

Navigator Securities Lending Prime Portfolio	91,451,337	91,451,337

Total Collateral for Securities Loaned		$147,218,866

Total Investments (k)		$2,041,713,979

Other Assets, Less Liabilities – (9.0)%		(169,083,465)

Net Assets – 100.0%		$1,872,630,514

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of January 31, 2006 the fund had one security representing $16,117,380 and 0.9% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(d)	Non-income producing security - in default.
3

MFS Utilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR	Global Depository Receipt
IPS	International Preference Stock
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

MFS Utilities Fund

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,802,586,948
Gross unrealized appreciation	$270,697,423
Gross unrealized depreciation	(31,570,392)
Net unrealized appreciation (depreciation)	$239,127,031

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

					Net Unrealized Appreciation (Depreciation)
	Contracts to Deliver/Receive			Contracts at Value
		Settlement Date	In Exchange For

Sales
EUR	124,832,430	2/6/2006 - 4/18/2006	$147,256,360	$152,153,027	$(4,896,667)
GBP	24,713,733	3/30/2006 - 4/28/2006	44,104,088	44,088,928	15,160
			$191,360,448	$196,241,955	$(4,881,507)
Purchases
EUR	11,828,484	2/13/2006 - 3/20/2006	$14,195,685	$14,413,379	$217,694
GBP	1,012,362	3/20/2006	1,803,987	1,805,928	1,941
			$15,999,672	$16,219,307	$219,635

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.
EUR Euro
GBP British Pounds

At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                                                                                                                                                                                             5

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.
(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17
CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:	MFS SERIES TRUST VI
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: March 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: March 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: March 24, 2006
* Print name and title of each signing officer under his or her signature.